Available-For-Sale Financial Assets - Disclosure of Measurements of Financial Assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018
Financial Assets Measured through FVTPL
Statement Line Items [Line Items]
Available-for-sale financial assets, beginning of period	$ 27,257	$ 29,613
Reclassifications	(27,257)
Additions	1,005	80
Fair value gain/(loss)	37
Total gain or (losses)
profit and loss		(2,436)
Available-for-sale financial assets, end of period	1,042	27,257
Financial Assets Measured through FVTOCI
Statement Line Items [Line Items]
Available-for-sale financial assets, beginning of period	0
Reclassifications	27,257
Additions	80
Fair value gain/(loss)	(24,687)
Total gain or (losses)
Available-for-sale financial assets, end of period	$ 2,650	$ 0